AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 28, 1997

                                                              File Nos. 33-42827
                                                                        811-6411

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.
                         Post-Effective Amendment No. 12
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 11

                        (Check appropriate box or boxes.)

                            VOYAGEUR INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                 THOMAS J. ABOOD
        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

      ___    immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_    on April 28, 1997 pursuant to paragraph (b) of Rule 485
      ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___    on (specify date) pursuant to paragraph (a)(1) of Rule 485
      ___    75 days after filing pursuant to paragraph (a)(2) of Rule 485
      ___    on (specify date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed on or about February 28, 1997.




              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

  Item No.
of Form N-1A  Caption in Prospectus
------------  ---------------------


      1       Cover Page

      2       Fees and Expenses

      3       Financial Highlights

      4 The Funds; Investment Objectives and Policies; Investment Restrictions; General Information

      5       Management; General Information

      6       Distributions to Shareholders and Taxes; General Information

      7 How to Purchase Shares; Management; Determination of Net Asset Value; Exchange Privilege

      8       How to Sell Shares; Reinstatement Privilege

      9       Not Applicable

              Caption in Statement of Additional Information
              ----------------------------------------------

     10       Cover Page

     11       Table of Contents

     12       Not Applicable

     13 Investment Policies and Restrictions; Special Factors Affecting the Funds

     14       Board Members and Executive Officers of the Funds

     15       Board Members and Executive Officers of the Funds; Additional
              Information

     16 Board Members and Executive Officers of the Funds; The Investment Adviser and Underwriter

     17       The Investment Adviser and Underwriter

     18       Not Applicable

     19 Special Purchase Plans; Monthly Cash Withdrawal Plan; Net Asset Value and Public Offering Price

     20       Taxes

     21       The Investment Adviser and Underwriter

     22       Calculation of Performance Data

     23       Additional Information






                           Incorporation by Reference
                                       and
                                Explanatory Note

         Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) of this Registration Statement are hereby incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of Voyageur Mutual Funds, Inc. (File Nos. 33-63238 and 811-7742) filed on April 28, 1997. Such Part A and Part B and Part C combines seven Registrants (each of which offers its shares in one or more series): two series of Voyageur Tax Free Funds, Inc., five series of Voyageur Intermediate Tax Free Funds, Inc., four series of Voyageur Insured Funds, Inc., nine series of Voyageur Investment Trust, one series of Voyageur Investment Trust II, seven series of Voyageur Mutual Funds, Inc. and one series of Voyageur Mutual Funds II, Inc.

         A separate Registration Statement, each of which contains or incorporates by reference the aforementioned combined Part A and Part B and includes its own Part C, is being filed for each Registrant.





                                     PART C

                                OTHER INFORMATION


                            VOYAGEUR INVESTMENT TRUST
                    (VOYAGEUR FLORIDA INSURED TAX FREE FUND,
                         VOYAGEUR FLORIDA TAX FREE FUND,
                        VOYAGEUR CALIFORNIA INSURED FUND,
                          VOYAGEUR UTAH TAX FREE FUND,
                       VOYAGEUR NEW MEXICO TAX FREE FUND,
                    VOYAGEUR MISSOURI INSURED TAX FREE FUND,
                         VOYAGEUR KANSAS TAX FREE FUND,
                  VOYAGEUR WASHINGTON INSURED TAX FREE FUND AND
                     VOYAGEUR OREGON INSURED TAX FREE FUND)


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)      FINANCIAL STATEMENTS:

         Included in Part A:

         1.       Fees and Expenses

         2.       Financial Highlights

         Included in Part B: None

(b)      EXHIBITS

         1. Amended and Restated Agreement and Declaration of Trust of Voyageur Investment Trust, dated February 16, 1994, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         2. Amendment to Bylaws (as adopted by the Board of Trustees on January 24, 1995), incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         3.       Not Applicable.

         4. Specimen Security for Massachusetts Business Trust formed under the laws of the Commonwealth of Massachusetts, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         5. Investment Advisory Agreement, dated November 1, 1993, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         6.1 Distribution Agreement dated March 1, 1995, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         6.2 Form of Dealer Sales Agreement, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         6.3 Form of Bank Agreement, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         7.       Not Applicable.

         8. Custodian Agreement dated April 20, 1992, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         9. Administrative Services Agreement, dated October 27, 1994, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         10.1 Opinion and Consent of Ropes & Gray with respect to Series A, filed as an Exhibit to PreEffective Amendment No.1 to Form N-1A on November 22, 1991, File No. 33-24827, and incorporated herein by reference.

         10.2 Opinion and Consent of Ropes & Gray with respect to Series B-H, filed as an Exhibit to Post- Effective Amendment No. 2 on Form N-1A on August 5, 1992, File No. 33-24827, and incorporated herein by reference.

         10.3 Opinion of Dorsey & Whitney filed as an Exhibit to Pre-Effective Amendment No. 1 to Form N-1A on November 22, 1991, File No. 33-24827, and incorporated herein by reference.

         11. Consent of KPMG Peat Marwick LLP, dated April 28, 1997, filed as an exhibit to Post- Effective Amendment No. 17 of Voyageur Mutual Funds, Inc. (File Nos. 33-63238 and 811- 7742) filed on April 28, 1997, and incorporated herein by reference.

         12. Financial statements contained in the Annual Report to Shareholders for fiscal year end December 31, 1996, filed pursuant to Rule 30d-1 of the Investment Company Act of 1940, incorporated herein by reference.

         13. Letter of Investment Intent, filed as an Exhibit to Pre-Effective Amendment No. 1 to Form N- 1A on November 22, 1992, File No. 33-24827, and incorporated herein by reference.

         14.      Not Applicable.

         15. Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         16. Schedule for Computation of Performance Data - incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         17 Power of Attorney, dated January 24, 1995, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

         18. Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A.

Item 25.  Persons Controlled by or Under Common Control with Registrant

         Voyageur serves as investment manager to the following closed-end and open-end management investment companies:

                  CLOSED-END INVESTMENT COMPANIES

         Voyageur Arizona Municipal Income Fund, Inc.
         Voyageur Colorado Insured Municipal Income Fund, Inc.
         Voyageur Florida Insured Municipal Income Fund
         Voyageur Minnesota Municipal Income Fund, Inc.
         Voyageur Minnesota Municipal Income Fund II, Inc.
         Voyageur Minnesota Municipal Income Fund III, Inc.

                  OPEN-END INVESTMENT COMPANIES AND SERIES THEREOF

         Voyageur Funds, Inc.
              Voyageur U.S. Government Securities Fund
              Voyageur Financial Institutions Short Duration Portfolio Voyageur Financial Institutions Intermediate Duration Portfolio Voyageur Financial Institutions Core Portfolio

         Voyageur Insured Funds, Inc.
              Voyageur Minnesota Insured Fund
              Voyageur Arizona Insured Tax Free Fund
              Voyageur National Insured Tax Free Fund
              Voyageur Colorado Insured Tax Free Fund

         Voyageur Intermediate Tax Free Funds, Inc.
              Voyageur Minnesota Limited Term Tax Free Fund Voyageur National Limited Term Tax Free Fund Voyageur Arizona Limited Term Tax Free Fund Voyageur Colorado Limited Term Tax Free Fund Voyageur California Limited Term Tax Free Fund

         Voyageur Investment Trust
              Voyageur California Insured Tax Free Fund
              Voyageur Florida Insured Tax Free Fund
              Voyageur Kansas Tax Free Fund
              Voyageur Missouri Insured Tax Free Fund
              Voyageur New Mexico Tax Free Fund
              Voyageur Oregon Insured Tax Free Fund
              Voyageur Utah Tax Free Fund
              Voyageur Washington Insured Tax Free Fund
              Voyageur Florida Tax Free Fund

         Voyageur Investment Trust II
              Voyageur Florida Limited Term Tax Free Fund

         Voyageur Tax Free Funds, Inc.
              Voyageur Minnesota Tax Free Fund
              Voyageur North Dakota Tax Free Fund

         Voyageur Mutual Funds, Inc.
              Voyageur Iowa Tax Free Fund
              Voyageur Wisconsin Tax Free Fund
              Voyageur Idaho Tax Free Fund
              Voyageur Arizona Tax Free Fund
              Voyageur California Tax Free Fund
              Voyageur National Tax Free Fund

         Voyageur Mutual Funds II, Inc.
              Voyageur Colorado Tax Free Fund

         Voyageur Mutual Funds III , Inc.
              Voyageur Growth Stock Fund
              Voyageur International Equity Fund
              Voyageur Aggressive Growth Fund
              Voyageur Growth and Income Fund
              Voyageur Tax Efficient Equity Fund

         VAM Institutional Funds, Inc.
              Short Government Agency Fund
              Intermediate Government Agency Fund
              Government Mortgage Fund
              Short Duration Total Return Fund
              Intermediate Duration Total Return Fund
              Intermediate Municipal Fund


Item 26.  Number of Holders of Securities

         The following sets forth the number of holders of shares of each class and series (then in existence) of the Registrant as of March 31, 1997.

                                                                    Class A          Class B           Class C
                                                                    Common           Common            Common
                Name of Fund                                        Shares           Shares            Shares
                ------------                                        ------           ------            ------
Voyageur Florida Insured Tax Free Fund                              4,419               75                **
Voyageur California Insured Tax Free Fund                             580              122                 4
Voyageur Missouri Insured Tax Free Fund                             1,296              181                 5
Voyageur Oregon Insured Tax Free Fund                                 633              141                14
Voyageur Washington Insured Tax Free Fund                              65               20                 1
Voyageur Kansas Tax Free Fund                                         298               63                 6
Voyageur New Mexico Tax Free Fund                                     436               25                10
Voyageur Utah Tax Free Fund                                            96                5                **
Voyageur Florida Tax Free Fund                                         99               28                 1


**   Not in existence

Item 27.  Indemnification

         Article VIII of each Registrant's Agreement and Declaration of Trust provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of each Registrant pursuant to the foregoing provisions (or otherwise), the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         No indemnification will be made in violation of the 1940 Act and the rules, regulations and releases thereunder.


Item 28.  Business and Other Connections of Investment Adviser

         The name and principal occupations(s) during the past two fiscal years of each director and officer of the Adviser are set forth below. The business address of each is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

NAME AND ADDRESS      POSITION WITH ADVISER       PRINCIPAL OCCUPATION(S)
----------------      ---------------------       -----------------------
Michael E. Dougherty      Chairman           Chairman of the Board, President
                                             and Chief Executive Officer of
                                             Dougherty Financial Group, Inc.
                                             ("DFG") and Chairman of Voyageur,
                                             and the Underwriter.

John G. Taft              Director and       See biographical information in
                          President          Part B of the Registration
                                             Statement.

Jane M. Wyatt             Director and       See biographical information in
                          Chief Investment   Part B of the Registration
                          Officer            Statement.

Edward J. Kohler          Director and       Director and Executive Vice
                          Executive Vice     President of Voyageur and Director
                          President          of the Underwriter since 1995;
                                             previously, President and Director
                                             of Piper Capital Management
                                             Incorporated from 1985 to 1995.

Kenneth R. Larsen         Treasurer          See biographical information in
                                             Part B of the Registration
                                             Statement.

Thomas J. Abood           General Counsel    See biographical information in
                          and Senior Vice    Part B of the Registration
                          President          Statement.

Steven P. Eldredge        Senior Vice        See biographical information in
                          President          Part B of the Registration
                                             Statement.


         Information on the business of Registrant's Adviser is contained in the section of the Prospectus entitled "Management" and in the section of the Statement of Additional Information entitled "The Investment Adviser and Underwriter" filed as part of this Registration Statement.

Item 29.  Principal Underwriters

         (a) Voyageur Fund Distributors, Inc., the underwriter of the Registrant's shares, is principal underwriter for the shares of Voyageur Tax Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc. and VAM Institutional Funds, Inc., affiliated open-end management investment companies.

         (b) The directors of the Underwriter are the same as the directors of the Adviser as set forth above in Item 28. The executive officers of the Underwriter (who are not also directors of the Underwriter) and the positions of these individuals with respect to each Registrant are:

                          POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                        WITH UNDERWRITER              WITH REGISTRANTS
----                        ----------------              ----------------
Michael E. Dougherty        Chairman                      None
Steven B. Johansen          Secretary                     None
Kenneth R. Larsen           Treasurer                     Treasurer
Thomas J. Abood             General Counsel               Secretary

The address of each of the executive officers is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

         (c) Not applicable.

Item 30.  Location of Accounts and Records

         The custodian for the Registrant is Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402. The dividend disbursing, administrative and accounting services agent of the Registrant is Voyageur Fund Managers, Inc. The address of Voyageur Fund Managers, Inc. and the Registrant is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished without charge.


                                     NOTICE

          Copies of the Agreement and Declaration of Trust for the Registrant are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.






                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of April 1997.

                                    VOYAGEUR INVESTMENT TRUST



                                    By /s/ John G. Taft
                                       John G. Taft, President


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                            Date
---------                     -----                            ----

/s/ John G. Taft              President (Principal             April 28, 1997
John G. Taft                  Executive Officer)

/s/ Kenneth R. Larsen         Treasurer (Principal             April 28, 1997
Kenneth R. Larsen             Financial and Accounting
                              Officer)

James W. Nelson*              Director

Clarence G. Frame*            Director

Robert J. Odegard*            Director

Richard F. McNamara*          Director

Thomas F. Madison *           Director




*/s/ Thomas J. Abood          Attorney-in-Fact                 April 28, 1997
Thomas J. Abood